UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238

Morgan Stanley India Investment Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (99.9%)
Air Freight & Logistics (1.1%)
Allcargo Logistics Ltd.	2,436,036	$6,355

Auto Components (5.6%)
Bosch Ltd.	25,068	7,885
Motherson Sumi Systems Ltd.	4,534,230	23,351
		31,236
Banks (19.4%)
HDFC Bank Ltd.	1,033,235	28,620
ICICI Bank Ltd.	5,939,637	25,152
IndusInd Bank Ltd.	1,335,637	34,397
Yes Bank Ltd.	3,589,320	19,232
		107,401
Capital Markets (7.0%)
IIFL Holdings Ltd.	1,389,901	12,932
Motilal Oswal Financial Services Ltd.	941,017	18,537
Multi Commodity Exchange of India Ltd.	468,330	7,450
		38,919
Construction & Engineering (4.5%)
Larsen & Toubro Ltd.	1,197,894	20,944
Voltas Ltd.	530,795	4,112
		25,056
Construction Materials (6.8%)
Ramco Cements Ltd. (The)	1,235,984	13,102
Shree Cement Ltd.	86,140	24,502
		37,604
Diversified Financial Services (2.9%)
L&T Finance Holdings Ltd.	5,468,570	16,334

Electronic Equipment, Instruments & Components (2.4%)
Redington India Ltd.	5,667,736	13,549

Gas Utilities (7.8%)
Gujarat State Petronet Ltd.	3,726,154	11,426
Indraprastha Gas Ltd.	1,400,545	31,559
		42,985
Information Technology Services (5.2%)
Infosys Ltd.	1,294,556	17,835
Persistent Systems Ltd.	1,064,977	10,920
		28,755
Machinery (12.3%)
Ashok Leyland Ltd.	17,133,704	32,290
Eicher Motors Ltd.	74,658	35,675
		67,965

Media (4.3%)
Zee Entertainment Enterprises Ltd.	2,969,091	23,641

Oil, Gas & Consumable Fuels (7.5%)
Bharat Petroleum Corp., Ltd.	3,424,417	24,708
Petronet LNG Ltd.	4,725,767	16,727
		41,435
Personal Products (5.2%)
Colgate-Palmolive India Ltd.	711,843	11,625
Marico Ltd.	3,641,847	17,326
		28,951
Pharmaceuticals (3.3%)
Cipla Ltd.	1,192,146	10,697
Eris Lifesciences Ltd. (a)(b)	849,019	7,496
		18,193
Thrifts & Mortgage Finance (2.8%)
LIC Housing Finance Ltd.	1,603,867	15,404

Transportation Infrastructure (1.8%)
Gateway Distriparks Ltd.	2,882,532	10,068
Total Common Stocks (Cost $336,161)		553,851
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $2,056)	2,056,186	2,056
Total Investments (100.3%) (Cost $338,217) (d)(e)		555,907
Liabilities in Excess of Other Assets (-0.3%)		(1,471)
Net Assets (100.0%)		$554,436

(a)                                 Non-income producing security.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(d)                                 The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(e)                                  At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $230,307,000 and the aggregate gross unrealized depreciation is approximately $12,617,000, resulting in net unrealized appreciation of approximately $217,690,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.5%
Banks	19.3
Machinery	12.2
Gas Utilities	7.7
Oil, Gas & Consumable Fuels	7.5
Capital Markets	7.0
Construction Materials	6.8
Auto Components	5.6
Personal Products	5.2
Information Technology Services	5.2
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley India Investment Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2017 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$6,355	$—	$—	$6,355
Auto Components	31,236	—	—	31,236
Banks	78,781	28,620	—	107,401
Capital Markets	38,919	—	—	38,919
Construction & Engineering	25,056	—	—	25,056
Construction Materials	37,604	—	—	37,604
Diversified Financial Services	16,334	—	—	16,334
Electronic Equipment, Instruments & Components	13,549	—	—	13,549
Gas Utilities	42,985	—	—	42,985
Information Technology Services	28,755	—	—	28,755
Machinery	67,965	—	—	67,965
Media	23,641	—	—	23,641
Oil, Gas & Consumable Fuels	41,435	—	—	41,435
Personal Products	28,951	—	—	28,951
Pharmaceuticals	18,193	—	—	18,193
Thrifts & Mortgage Finance	15,404	—	—	15,404
Transportation Infrastructure	10,068	—	—	10,068
Total Common Stocks	525,231	28,620	—	553,851
Short-Term Investment
Investment Company	2,056	—	—	2,056
Total Assets	$527,287	$28,620	$—	$555,907

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley India Investment Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2017